                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  March 26, 2004 through October 31, 2004

                        Item 1. Reports to Stockholders

                               CALAMOS STRATEGIC
                               TOTAL RETURN FUND

                         ANNUAL REPORT OCTOBER 31, 2004

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
PRESIDENT PHOTO
--------------------------------------------------------------------------------

Dear Shareholder:
       We are proud to bring you the first annual report for the CALAMOS Strategic Total Return Fund (CSQ) covering the fiscal year ended October 31, 2004. Please note that CSQ's inception date was March 26, 2004, meaning this report does not cover an entire 12 month period.
       For those of you who are new to CSQ or to Calamos Investments, we welcome you as an investor. For those of you who are already familiar with our dedication to risk management and long-term performance, I thank you for your confidence in our investment process. In CSQ, as in all of our funds, we strive to maintain an appropriate balance between risk and reward that seeks to provide you with outstanding long-term performance.
       The investment objective of CSQ is to seek total return, pursued by investing in a combination of equity, convertible, and high-yield securities. Based on its NAV performance and dividends, we believe that the Fund's objective has been achieved, delivering a total return that is in line with the overall equity market (as represented by the S&P 500), with a strategy that is designed to offer a total return that is more balanced between capital appreciation and income than that of a pure-equity fund. Despite positive NAV performance, the Fund's market price has traded at a discount to NAV. We look forward to expanding our communication efforts in 2005 to help investors understand the Fund's objective. At fiscal year end, the Fund's managed assets were approximately 48% common stock equity securities, with the remainder in convertible securities and high-yield bonds. To help offset some of the effects of rising short-term interest rates on the Fund's yield, the Fund has continued to maintain interest-rate swap positions in connection with approximately half of its leveraged assets.
       As part of its focus on total return, the Fund has paid a consistent dividend throughout its fiscal year. Remember that you can use these distributions to your advantage by reinvesting them through the Fund's dividend reinvestment plan and accumulate additional shares of the fund. Through this plan, when the Fund's market price is at a discount to NAV, your distributions are used to purchase shares at this lower price, and even when the Fund is at premium to its NAV, your dividends automatically purchase shares at NAV or 95% of the market price, whichever is greater.
       As CALAMOS Investments continues to expand its investment offerings and asset management capabilities, we remain committed to helping you achieve your long-term financial goals. Thank you for choosing the CALAMOS Strategic Total Return Fund.

                                                    Sincerely,

                                                    /s/ John P. Calamos

                                                    John P. Calamos, Sr.
                                                    Chairman,
                                                    Chief Executive Officer and
                                                    Chief Investment Officer



                        Strategies for Serious Money (R)                       1

                          STRATEGIC TOTAL RETURN FUND

                                  PERFORMANCE

                                NAV/MARKET PRICE
                       INCEPTION THROUGH OCTOBER 31, 2004

LINE GRAPH

      COMMENTARY

      Despite positive NAV performance since inception, as of fiscal year-end, Calamos Strategic Total Return Fund was trading at a discount to its NAV. We continue to manage the portfolio consistent with the principal investment strategies established in connection with the Fund's initial public offering and with the terms of the original offering. In 2005, we will strive to expand our communications efforts regarding the Fund's characteristics and long-term goals.

      We seek to provide:

         - Total return, achieved through a combination of capital appreciation and current income

         - A dynamic allocation among common stock and other income-producing securities, with at least 50% of managed assets in equities or securities convertible into equities

         - A competitive and consistent distribution rate

                                                                    Average Annual Total Return(+)
                                                                    -------------------------------
                                                                       1               SINCE
                                                                     YEAR            INCEPTION
                                                                    -------------------------------
    Common Shares -- Inception 3/26/04

    On Market Price                                                   N/A              -8.59%

    On NAV                                                            N/A               2.10%
    -----------------------------------------------------------------------------------------------

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. You can purchase or sell common shares daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

   + Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.



 2                      Strategies for Serious Money (R)

                          STRATEGIC TOTAL RETURN FUND

                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Financials                                                                       19.0
Consumer Discretionary                                                           17.0
Health Care                                                                      12.3
Industrials                                                                      11.3
Energy                                                                            9.0
Information Technology                                                            8.2
Telecommunication Services                                                        7.8
Consumer Staples                                                                  6.9
Materials                                                                         6.8
Utilities                                                                         1.7

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.

                             FUND ASSET ALLOCATION
[PIE CHART]

COMMON STOCK                                         CORPORATE BONDS            CONVERTIBLE BONDS        SHORT-TERM INVESTMENTS
------------                                         ---------------            -----------------        ----------------------
47.5                                                      31.70                       19.60                       1.20



                        Strategies for Serious Money (R)                       3

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CORPORATE BONDS (47.3%)
                   CONSUMER DISCRETIONARY (12.7%)
$  4,055,000       Asbury Automotive Group,
                   Inc.(c)
                   8.000%, 03/15/14               $     3,973,900
   6,489,000       Aztar Corp.(c)
                   7.875%, 06/15/14                     7,073,010
                   Beazer Homes USA, Inc.
   9,210,000       8.375%, 04/15/12                    10,200,075
   1,740,000       8.625%, 05/15/11(c)                  1,914,000
  11,233,000       Blockbuster, Inc.(a)(c)
                   9.000%, 09/01/12                    11,569,990
   4,056,000       Boyd Gaming Corp.(c)
                   7.750%, 12/15/12                     4,492,020
   4,056,000       Cadmus Communications Corp.
                   8.375%, 06/15/14                     4,400,760
                   Charter Communications, Inc.
  10,544,000       10.000%, 04/01/09                    8,856,960
   8,963,000       9.625%, 11/15/09(c)                  7,304,845
   8,111,000       11.125%, 01/15/11(c)                 6,813,240
   6,895,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                    13,658,647
   7,300,000       Hovnanian Enterprises,
                   Inc.(c)
                   7.750%, 05/15/13                     7,920,500
   4,056,000       IMAX Corp.(a)(c)
                   9.625%, 12/01/10                     4,137,120
   7,706,000       Intrawest Corp.
                   7.500%, 10/15/13                     8,283,950
   6,172,000       Jarden Corp.
                   9.750%, 05/01/12                     6,727,480
   4,056,000       Kellwood Company
                   7.625%, 10/15/17                     4,495,841
                   Mandalay Resort Group
  17,476,000       10.250%, 08/01/07                   20,010,020
   5,272,000       7.625%, 07/15/13(c)                  5,706,940
  10,545,000       Meritage Corp.(c)
                   7.000%, 05/01/14                    10,874,531
   4,867,000       NCL Holding, ASA(a)
                   10.625%, 07/15/14                    5,086,015
   4,056,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                     4,400,760
                   Pinnacle Entertainment,
                   Inc.(c)
   7,300,000       8.250%, 03/15/12                     7,573,750
   4,173,000       8.750%, 10/01/13                     4,454,678
   8,123,000       Reader's Digest Association,
                   Inc.(c)
                   6.500%, 03/01/11                     8,468,228
  13,789,000       RH Donnelley Financial
                   Corp.(c)
                   10.875%, 12/15/12                   16,925,998
  10,545,000       Royal Caribbean Cruises, Ltd.
                   7.250%, 03/15/18                    11,520,412
   6,895,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                     7,265,606
   4,056,000       Speedway Motorsports, Inc.
                   6.750%, 06/01/13                     4,279,080
  12,167,000       Standard Pacific Corp.
                   9.250%, 04/15/12                    14,174,555

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$ 13,384,000       Steinway Musical Instruments,
                   Inc.
                   8.750%, 04/15/11               $    14,622,020
   6,895,000       Stoneridge, Inc.
                   11.500%, 05/01/12                    7,929,250
   4,056,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                     4,187,820
                   Warner Music Group
  15,006,000       7.375%, 04/15/14(a)(c)              15,493,695
   2,028,000 GBP   8.125%, 04/15/14(a)                  3,808,803
                                                  ---------------
                                                      278,604,499
                                                  ---------------
                   CONSUMER STAPLES (3.0%)
   6,895,000       Central Garden & Pet Company
                   9.125%, 02/01/13                     7,687,925
  11,963,000       Chiquita Brands
                   International, Inc.(a)(c)
                   7.500%, 11/01/14                    12,321,890
   9,328,000       Del Monte Foods Company
                   8.625%, 12/15/12                    10,563,960
  13,789,000       Jean Coutu Group, Inc.(a)(c)
                   8.500%, 08/01/14                    14,133,725
   4,867,000       Rayovac Corp.
                   8.500%, 10/01/13                     5,365,868
                   WH Intermediate Holdings,
                   Ltd.
   8,111,000       11.750%, 07/15/10                    9,368,205
   6,489,000       9.500%, 04/01/11                     7,137,900
                                                  ---------------
                                                       66,579,473
                                                  ---------------
                   ENERGY (5.7%)
                   Chesapeake Energy Corp.
   5,678,000       6.875%, 01/15/16                     6,103,850
   3,245,000       7.500%, 06/15/14(c)                  3,626,287
   3,245,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                     3,374,800
  12,005,000       Giant Industries, Inc.(c)
                   8.000%, 05/15/14                    12,575,238
   4,056,000       Houston Exploration Company
                   7.000%, 06/15/13                     4,329,780
   4,056,000       KCS Energy, Inc.
                   7.125%, 04/01/12                     4,258,800
     811,000       Lone Star Technologies, Inc.
                   9.000%, 06/01/11                       871,825
                   Overseas Shipholding Group,
                   Inc.
   6,489,000       7.500%, 02/15/24                     6,618,780
   1,622,000       8.750%, 12/01/13                     1,875,437
   8,111,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     8,962,655
                   Petroleo Brasileiro, SA
  13,384,000       9.125%, 07/02/13(c)                 14,655,480
   4,460,000       8.375%, 12/10/18                     4,504,600
                   Premcor Refining Group, Inc.
   6,489,000       7.750%, 02/01/12(c)                  7,219,013
   5,678,000       7.500%, 06/15/15                     6,245,800
   9,186,000       Swift Energy Company(c)
                   9.375%, 05/01/12                    10,426,110
   4,056,000       Tesoro Petroleum Corp.(c)
                   9.625%, 04/01/12                     4,755,660

 4             See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  6,124,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12               $     6,460,820
  16,223,000       Williams Companies, Inc.(c)
                   8.125%, 03/15/12                    19,143,140
                                                  ---------------
                                                      126,008,075
                                                  ---------------
                   FINANCIALS (3.2%)
  16,223,000       Dow Jones CDX North America
                   High Yield Series 3(a)(c)
                   8.000%, 12/29/09                    16,628,575
  16,222,000       Dow Jones CDX North America
                   High Yield Series 4(c)
                   10.500%, 12/29/09                   16,080,057
  12,167,000       Leucadia National Corp.
                   7.000%, 08/15/13                    12,471,175
  12,978,000       LNR Property Corp.
                   7.625%, 07/15/13                    14,535,360
   8,517,000       Senior Housing Properties
                   Trust
                   8.625%, 01/15/12                     9,645,503
                                                  ---------------
                                                       69,360,670
                                                  ---------------
                   HEALTH CARE (3.6%)
   4,056,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                     4,238,520
   4,055,000       Ameripath, Inc.
                   10.500%, 04/01/13                    3,994,175
   2,961,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                     3,180,911
  11,356,000       Beverly Enterprises, Inc.(a)
                   7.875%, 06/15/14                    12,221,895
   4,867,000       Leiner Health Products Group,
                   Inc.(a)
                   11.000%, 06/01/12                    5,298,946
   8,922,000       MedCath Corp.(a)
                   9.875%, 07/15/12                     9,613,455
   7,300,000       Psychiatric Solutions, Inc.
                   10.625%, 06/15/13                    8,413,250
   4,056,000       Quintiles Transnational Corp.
                   10.000%, 10/01/13                    4,441,320
  15,412,000       Service Corp.
                   International(c)
                   6.750%, 04/01/16                    15,951,420
  10,950,000       Vanguard Health Systems,
                   Inc.(a)(c)
                   9.000%, 10/01/14                    11,497,500
                                                  ---------------
                                                       78,851,392
                                                  ---------------
                   INDUSTRIALS (5.3%)
  13,789,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                    17,715,692
   5,394,000       American Airlines, Inc.(a)
                   7.250%, 02/05/09                     4,989,450
   2,433,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                     2,688,465
  13,384,000       CNH Global, NV(a)(c)
                   9.250%, 08/01/11                    15,324,680
  10,950,000       Cummins, Inc.(c)
                   9.500%, 12/01/10                    12,619,875

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  7,706,000       General Cable Corp.
                   9.500%, 11/15/10               $     8,746,310
  13,788,000       Hutchison Whampoa, Ltd.(a)(c)
                   6.250%, 01/24/14                    14,345,821
   8,111,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                     9,165,430
                   Manitowoc Company, Inc.
   4,258,000 EUR   10.375%, 05/15/11                    6,066,353
   4,056,000       10.500%, 08/01/12(c)                 4,710,030
   4,056,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                    4,446,390
   4,867,000       Navistar International
                   Corp.(c)
                   7.500%, 06/15/11                     5,280,695
   2,433,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                     2,749,290
   4,056,000       Sequa Corp.
                   8.875%, 04/01/08                     4,451,460
   4,056,000       United Rentals, Inc.(c)
                   7.000%, 02/15/14                     3,761,940
                                                  ---------------
                                                      117,061,881
                                                  ---------------
                   INFORMATION TECHNOLOGY (3.4%)
  12,978,000       Advanced Micro Devices,
                   Inc.(a)
                   7.750%, 11/01/12                    13,075,335
  15,412,000       Avnet, Inc.
                   9.750%, 02/15/08                    17,723,800
   6,895,000       Celestica, Inc.(c)
                   7.875%, 07/01/11                     7,412,125
   4,056,000       Freescale Semiconductor,
                   Inc.(a)(c)
                   7.125%, 07/15/14                     4,319,640
   2,027,000 GBP   Iron Mountain, Inc.(a)
                   7.250%, 04/15/14                     3,574,795
   5,678,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                    6,685,845
   4,056,000       Stratus Technologies, Inc.
                   10.375%, 12/01/08                    3,467,880
                   Xerox Corp.(c)
   9,733,000       8.000%, 02/01/27                     9,781,665
   8,111,000       7.625%, 06/15/13                     8,962,655
                                                  ---------------
                                                       75,003,740
                                                  ---------------
                   MATERIALS (6.5%)
   9,734,000       Arch Western Finance, LLC(c)
                   6.750%, 07/01/13                    10,391,045
   2,433,000       Century Aluminum
                   Company(a)(c)
                   7.500%, 08/15/14                     2,591,145
  12,759,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                   14,385,772
   7,706,000       Georgia-Pacific Corp.
                   7.375%, 12/01/25                     8,303,215
  12,167,000       Global iTechnology, Inc.
                   10.250%, 02/15/12                   13,931,215
   3,650,000       Graham Packaging Holdings
                   Company(a)(c)
                   9.875%, 10/15/14                     3,887,250

               See accompanying Notes to Schedule of Investments.              5

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  6,895,000       IMCO Recycling, Inc.
                   10.375%, 10/15/10              $     7,722,400
   8,111,000       IPSCO, Inc.
                   8.750%, 06/01/13                     9,408,760
  13,384,000       Ispat Inland ULC(c)
                   9.750%, 04/01/14                    16,328,480
   8,111,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                    12,085,301
   4,056,000       Polyone Corp.(c)
                   10.625%, 05/15/10                    4,522,440
   6,895,000       Steel Dynamics, Inc.(c)
                   9.500%, 03/15/09                     7,662,069
   9,734,000       Texas Industries, Inc.
                   10.250%, 06/15/11                   11,242,770
   6,489,000       U.S. Concrete, Inc.
                   8.375%, 04/01/14                     6,967,564
                   Union Carbide Corp.(c)
   7,787,000       7.875%, 04/01/23                     7,981,675
   5,394,000       7.500%, 06/01/25                     5,420,970
                                                  ---------------
                                                      142,832,071
                                                  ---------------
                   TELECOMMUNICATION SERVICES (2.3%)
                   Alamosa Holdings, Inc.
  10,544,000       8.500%, 01/31/12(c)                 11,229,360
   4,056,000       11.000%, 07/31/10                    4,765,800
  17,845,000       AT&T Corp.(c)
                   8.750%, 11/15/31                    20,744,812
   3,650,000       IPCS Escrow Company(a)(c)
                   11.500%, 05/01/12                    3,996,750
   8,111,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                     9,043,765
                                                  ---------------
                                                       49,780,487
                                                  ---------------
                   UTILITIES (1.6%)
                   Calpine Corp.(c)
  20,765,000       8.500%, 05/01/08                    12,874,300
  15,817,000       8.500%, 02/15/11                     9,134,317
   3,946,000       7.750%, 04/15/09                     2,249,220
   9,734,000       Edison International
                   9.875%, 04/15/11                    11,559,125
                                                  ---------------
                                                       35,816,962
                                                  ---------------
                   TOTAL CORPORATE BONDS
                   (Cost $1,004,286,036)            1,039,899,250
                                                  ===============

CONVERTIBLE BONDS (3.7%)
                   CONSUMER DISCRETIONARY (0.4%)
   7,000,000       General Motors Corp.
                   6.250%, 07/15/33                     7,526,400
                                                  ---------------
                   ENERGY (0.8%)
  15,000,000       Repsol Ypf, SA
                   4.500%, 01/26/11                    16,290,798
                                                  ---------------
                   FINANCIALS (0.4%)
   8,700,000       Host Marriott Corp.(a)(c)
                   3.250%, 04/15/24                     9,200,250
                                                  ---------------
                   INDUSTRIALS (0.7%)
   13,000,00       Kaydon Corp.
                   4.000%, 05/23/23                    15,421,250
                                                  ---------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   INFORMATION TECHNOLOGY (0.7%)
$ 16,500,000       Advanced Micro Devices,
                   Inc.(c)(e)
                   4.750%, 02/01/22               $    16,995,000
                                                  ---------------
                   MATERIALS (0.7%)
  10,700,000       Freeport-McMoRan Copper &
                   Gold, Inc.
                   7.000%, 02/11/11                    15,555,125
                                                  ---------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $84,510,247)                  80,988,823
                                                  ===============

SYNTHETIC CONVERTIBLE SECURITIES (12.9%)
                   CORPORATE BONDS (11.0%)
                   CONSUMER DISCRETIONARY (2.9%)
     945,000       Asbury Automotive Group,
                   Inc.(c)
                   8.000%, 03/15/14                       926,100
   1,511,000       Aztar Corp.(c)
                   7.875%, 06/15/14                     1,646,990
                   Beazer Homes USA, Inc.
   2,145,000       8.375%, 04/15/12                     2,375,587
     405,000       8.625%, 05/15/11(c)                    445,500
   2,617,000       Blockbuster, Inc.(a)(c)
                   9.000%, 09/01/12                     2,695,510
     944,000       Boyd Gaming Corp.(c)
                   7.750%, 12/15/12                     1,045,480
     944,000       Cadmus Communications Corp.
                   8.375%, 06/15/14                     1,024,240
                   Charter Communications, Inc.
   2,456,000       10.000%, 04/01/09                    2,063,040
   2,087,000       9.625%, 11/15/09 (c)                 1,700,905
   1,889,000       11.125%, 01/15/11 (c)                1,586,760
   1,605,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                     3,179,424
   1,700,000       Hovnanian Enterprises,
                   Inc.(c)
                   7.750%, 05/15/13                     1,844,500
     944,000       IMAX Corp.(a)(c)
                   9.625%, 12/01/10                       962,880
   1,794,000       Intrawest Corp.
                   7.500%, 10/15/13                     1,928,550
   1,437,000       Jarden Corp.
                   9.750%, 05/01/12                     1,566,330
     944,000       Kellwood Company
                   7.625%, 10/15/17                     1,046,369
                   Mandalay Resort Group
   4,069,000       10.250%, 08/01/07                    4,659,005
   1,228,000       7.625%, 07/15/13(c)                  1,329,310
   2,455,000       Meritage Corp.(c)
                   7.000%, 05/01/14                     2,531,719
   1,133,000       NCL Holding, ASA(a)
                   10.625%, 07/15/14                    1,183,985
     944,000       Oxford Industries, Inc.
                   8.875%, 06/01/11                     1,024,240
                   Pinnacle Entertainment,
                   Inc.(c)
   1,700,000       8.250%, 03/15/12                     1,763,750
     972,000       8.750%, 10/01/13                     1,037,610

 6             See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  1,892,000       Reader's Digest Association,
                   Inc.(c)
                   6.500%, 03/01/11               $     1,972,410
   3,211,000       RH Donnelley Financial
                   Corp.(c)
                   10.875%, 12/15/12                    3,941,502
   2,455,000       Royal Caribbean Cruises, Ltd.
                   7.250%, 03/15/18                     2,682,088
   1,605,000       Spanish Broadcasting System,
                   Inc.
                   9.625%, 11/01/09                     1,691,269
     944,000       Speedway Motorsports, Inc.
                   6.750%, 06/01/13                       995,920
   2,833,000       Standard Pacific Corp.
                   9.250%, 04/15/12                     3,300,445
   3,116,000       Steinway Musical Instruments,
                   Inc.
                   8.750%, 04/15/11                     3,404,230
   1,605,000       Stoneridge, Inc.
                   11.500%, 05/01/12                    1,845,750
     944,000       Vail Resorts, Inc.
                   6.750%, 02/15/14                       974,680
                   Warner Music Group
   3,494,000       7.375%, 04/15/14(a) (c)              3,607,555
     472,000 GBP   8.125%, 04/15/14(a)                    886,467
                                                  ---------------
                                                       64,870,100
                                                  ---------------
                   CONSUMER STAPLES (0.7%)
   1,605,000       Central Garden & Pet Company
                   9.125%, 02/01/13                     1,789,575
   2,787,000       Chiquita Brands
                   International, Inc.(a)(c)
                   7.500%, 11/01/14                     2,870,610
   2,172,000       Del Monte Foods Company
                   8.625%, 12/15/12                     2,459,790
   3,211,000       Jean Coutu Group, Inc.(a)(c)
                   8.500%, 08/01/14                     3,291,275
   1,133,000       Rayovac Corp.
                   8.500%, 10/01/13                     1,249,133
                   WH Intermediate Holdings,
                   Ltd.
   1,889,000       11.750%, 07/15/10                    2,181,795
   1,511,000       9.500%, 04/01/11                     1,662,100
                                                  ---------------
                                                       15,504,278
                                                  ---------------
                   ENERGY (1.4%)
                   Chesapeake Energy Corp.
   1,322,000       6.875%, 01/15/16                     1,421,150
     755,000       7.500%, 06/15/14 (c)                   843,712
     755,000       Comstock Resources, Inc.
                   6.875%, 03/01/12                       785,200
   2,795,000       Giant Industries, Inc.(c)
                   8.000%, 05/15/14                     2,927,763
     944,000       Houston Exploration Company
                   7.000%, 06/15/13                     1,007,720
     944,000       KCS Energy, Inc.
                   7.125%, 04/01/12                       991,200
     189,000       Lone Star Technologies, Inc.
                   9.000%, 06/01/11                       203,175

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   Overseas Shipholding Group,
                   Inc.
$  1,511,000       7.500%, 02/15/24               $     1,541,220
     378,000       8.750%, 12/01/13                       437,062
   1,889,000       Paramount Resources, Ltd.
                   7.875%, 11/01/10                     2,087,345
                   Petroleo Brasileiro, SA
   3,116,000       9.125%, 07/02/13(c)                  3,412,020
   1,040,000       8.375%, 12/10/18                     1,050,400
                   Premcor Refining Group, Inc.
   1,511,000       7.750%, 02/01/12(c)                  1,680,988
   1,322,000       7.500%, 06/15/15                     1,454,200
   2,139,000       Swift Energy Company(c)
                   9.375%, 05/01/12                     2,427,765
     944,000       Tesoro Petroleum Corp.(c)
                   9.625%, 04/01/12                     1,106,840
   1,426,000       Whiting Petroleum Corp.
                   7.250%, 05/01/12                     1,504,430
   3,777,000       Williams Companies, Inc.(c)
                   8.125%, 03/15/12                     4,456,860
                                                  ---------------
                                                       29,339,050
                                                  ---------------
                   FINANCIALS (0.7%)
   3,777,000       Dow Jones CDX North America
                   High Yield Series 3(a)(c)
                   8.000%, 12/29/09                     3,871,425
   3,778,000       Dow Jones CDX North America
                   High Yield Series 4(c)
                   10.500%, 12/29/09                    3,744,943
   2,833,000       Leucadia National Corp.
                   7.000%, 08/15/13                     2,903,825
   3,022,000       LNR Property Corp.
                   7.625%, 07/15/13                     3,384,640
   1,983,000       Senior Housing Properties
                   Trust
                   8.625%, 01/15/12                     2,245,747
                                                  ---------------
                                                       16,150,580
                                                  ---------------
                   HEALTH CARE (0.8%)
     944,000       Alpharma, Inc.(a)
                   8.625%, 05/01/11                       986,480
     945,000       Ameripath, Inc.
                   10.500%, 04/01/13                      930,825
     689,000       Bausch & Lomb, Inc.
                   7.125%, 08/01/28                       740,171
   2,644,000       Beverly Enterprises, Inc.(a)
                   7.875%, 06/15/14                     2,845,605
   1,133,000       Leiner Health Products Group,
                   Inc.(a)
                   11.000%, 06/01/12                    1,233,554
   2,078,000       MedCath Corp.(a)
                   9.875%, 07/15/12                     2,239,045
   1,700,000       Psychiatric Solutions, Inc.
                   10.625%, 06/15/13                    1,959,250
     944,000       Quintiles Transnational Corp.
                   10.000%, 10/01/13                    1,033,680

               See accompanying Notes to Schedule of Investments.              7

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$  3,588,000       Service Corp.
                   International(c)
                   6.750%, 04/01/16               $     3,713,580
   2,550,000       Vanguard Health Systems,
                   Inc.(a) (c) 9.000%, 10/01/14         2,677,500
                                                  ---------------
                                                       18,359,690
                                                  ---------------
                   INDUSTRIALS (1.2%)
   3,211,000 EUR   AGCO Corp.
                   6.875%, 04/15/14                     4,125,396
   1,256,000       American Airlines, Inc.(a)
                   7.250%, 02/05/09                     1,161,800
     567,000       Armor Holdings, Inc.
                   8.250%, 08/15/13                       626,535
   3,116,000       CNH Global, NV(a)(c)
                   9.250%, 08/01/11                     3,567,820
   2,550,000       Cummins, Inc.(c)
                   9.500%, 12/01/10                     2,938,875
   1,794,000       General Cable Corp.
                   9.500%, 11/15/10                     2,036,190
   3,212,000       Hutchison Whampoa, Ltd.(a)(c)
                   6.250%, 01/24/14                     3,341,948
   1,889,000       Jacuzzi Brands, Inc.
                   9.625%, 07/01/10                     2,134,570
                   Manitowoc Company, Inc.
     992,000 EUR   10.375%, 05/15/11                    1,413,298
     944,000       10.500%, 08/01/12(c)                 1,096,220
     944,000       Monitronics International,
                   Inc.(a)
                   11.750%, 09/01/10                    1,034,860
   1,133,000       Navistar International
                   Corp.(c)
                   7.500%, 06/15/11                     1,229,305
     567,000       Orbital Sciences Corp.
                   9.000%, 07/15/11                       640,710
     944,000       Sequa Corp.
                   8.875%, 04/01/08                     1,036,040
     944,000       United Rentals, Inc.(c)
                   7.000%, 02/15/14                       875,560
                                                  ---------------
                                                       27,259,127
                                                  ---------------
                   INFORMATION TECHNOLOGY (0.8%)
   3,022,000       Advanced Micro Devices,
                   Inc.(a)
                   7.750%, 11/01/12                     3,044,665
   3,588,000       Avnet, Inc.
                   9.750%, 02/15/08                     4,126,200
   1,605,000       Celestica, Inc.(c)
                   7.875%, 07/01/11                     1,725,375
     944,000       Freescale Semiconductor,
                   Inc.(a)(c)
                   7.125%, 07/15/14                     1,005,360
     473,000 GBP   Iron Mountain, Inc.(a)
                   7.250%, 04/15/14                       834,178
   1,322,000       Sanmina-Sci Corp.
                   10.375%, 01/15/10                    1,556,655

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$    944,000       Stratus Technologies, Inc.
                   10.375%, 12/01/08              $       807,120
                   Xerox Corp.(c)
   2,267,000       8.000%, 02/01/27                     2,278,335
   1,889,000       7.625%, 06/15/13                     2,087,345
                                                  ---------------
                                                       17,465,233
                                                  ---------------
                   MATERIALS (1.6%)
   2,266,000       Arch Western Finance, LLC(c)
                   6.750%, 07/01/13                     2,418,955
     567,000       Century Aluminum
                   Company(a)(c)
                   7.500%, 08/15/14                       603,855
   2,971,000       Freeport-McMoRan Copper &
                   Gold, Inc.(c)
                   10.125%, 02/01/10                    3,349,803
   1,794,000       Georgia-Pacific Corp.
                   7.375%, 12/01/25                     1,933,035
   2,833,000       Global iTechnology, Inc.
                   10.250%, 02/15/12                    3,243,785
     850,000       Graham Packaging Holdings
                   Company(a)(c)
                   9.875%, 10/15/14                       905,250
   1,605,000       IMCO Recycling, Inc.
                   10.375%, 10/15/10                    1,797,600
   1,889,000       IPSCO, Inc.
                   8.750%, 06/01/13                     2,191,240
   3,116,000       Ispat Inland ULC(c)
                   9.750%, 04/01/14                     3,801,520
   1,889,000       Phelps Dodge Corp.
                   9.500%, 06/01/31                     2,814,589
     944,000       Polyone Corp.(c)
                   10.625%, 05/15/10                    1,052,560
   1,605,000       Steel Dynamics, Inc.(c)
                   9.500%, 03/15/09                     1,783,556
   2,266,000       Texas Industries, Inc.
                   10.250%, 06/15/11                    2,617,230
   1,511,000       U.S. Concrete, Inc.
                   8.375%, 04/01/14                     1,622,436
                   Union Carbide Corp.(c)
   1,813,000       7.875%, 04/01/23                     1,858,325
   1,256,000       7.500%, 06/01/25                     1,262,280
                                                  ---------------
                                                       33,256,019
                                                  ---------------
                   TELECOMMUNICATION SERVICES (0.5%)
                   Alamosa Holdings, Inc.
   2,456,000       8.500%, 01/31/12(c)                  2,615,640
     944,000       11.000%, 07/31/10                    1,109,200
   4,155,000       AT&T Corp.(c)
                   8.750%, 11/15/31                     4,830,187
     850,000       IPCS Escrow Company(a)(c)
                   11.500%, 05/01/12                      930,750
   1,889,000       Nextel Communications, Inc.
                   7.375%, 08/01/15                     2,106,235
                                                  ---------------
                                                       11,592,012
                                                  ---------------

 8             See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (0.4%)
                   Calpine Corp.(c)
$  4,835,000       8.500%, 05/01/08               $     2,997,700
   3,683,000       8.500%, 02/15/11                     2,126,933
     919,000       7.750%, 04/15/09                       523,830
   2,266,000       Edison International
                   9.875%, 04/15/11                     2,690,875
                                                  ---------------
                                                        8,339,338
                                                  ---------------
                   TOTAL CORPORATE BONDS              242,135,427
                                                  ---------------
 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   OPTIONS (1.9%)
                   CONSUMER DISCRETIONARY (1.2%)
       3,400       Carnival Corp.(b)
                   Call, 01/21/06, Strike $45.00        2,992,000
       2,423       eBay, Inc.(b)
                   Call, 01/20/07, Strike $95.00        5,790,970
       7,450       Home Depot, Inc.(b)
                   Call, 01/20/07, Strike $40.00        5,215,000
       1,300       Nike, Inc.(b)
                   Call, 01/21/06, Strike $80.00        1,183,000
       3,400       Starbucks Corp.(b)
                   Call, 01/21/06, Strike $40.00        5,304,000
       6,300       YUM! Brands, Inc.(b)
                   Call, 01/20/07, Strike $40.00        5,544,000
                                                  ---------------
                                                       26,028,970
                                                  ---------------
                   CONSUMER STAPLES (0.1%)
       3,500       Altria Group, Inc.(b)
                   Call, 01/21/06, Strike $55.00          752,500
       2,513       Coca-Cola Company(b)
                   Call, 01/21/06, Strike $50.00          175,910
       1,840       Gillette Company(b)
                   Call, 01/21/06, Strike $40.00          920,000
       1,330       Kellogg Company(b)
                   Call, 01/21/06, Strike $45.00          305,900
                                                  ---------------
                                                        2,154,310
                                                  ---------------
                   ENERGY (0.3%)
       1,000       Amerada Hess Corp.(b)
                   Call, 01/20/07, Strike $80.00        1,340,000
       5,000       Chevrontexaco Corp.(b)
                   Call, 01/20/07, Strike $45.00        4,750,000
                                                  ---------------
                                                        6,090,000
                                                  ---------------
                   FINANCIALS (0.1%)
       1,300       Allstate Corp.(b)
                   Call, 01/21/06, Strike $45.00          728,000
       3,600       Citigroup, Inc.(b)
                   Call, 01/20/07, Strike $40.00        2,808,000
                                                  ---------------
                                                        3,536,000
                                                  ---------------

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------
                   HEALTH CARE (0.0%)
         100       Bausch & Lomb, Inc.(b)
                   Call, 01/21/06, Strike $65.00  $        59,500
       1,400       Biogen Idec, Inc.(b)
                   Call, 01/21/06, Strike $70.00          637,000
                                                  ---------------
                                                          696,500
                                                  ---------------
                   INFORMATION TECHNOLOGY (0.2%)
       4,800       QUALCOMM, Inc.(b)
                   Call, 01/21/06, Strike $37.50        4,224,000
                                                  ---------------
                   TOTAL OPTIONS                       42,729,780
                                                  ---------------
                   TOTAL SYNTHETIC CONVERTIBLE
                   SECURITIES
                   (Cost $270,235,794)                284,865,207
                                                  ===============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (12.5%)
                   CONSUMER DISCRETIONARY (3.4%)
   1,505,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              75,234,950
                                                  ---------------
                   CONSUMER STAPLES (0.7%)
     680,000       Albertson's, Inc.
                   7.250%                              16,687,200
                                                  ---------------
                   FINANCIALS (3.5%)
     335,000       Capital One Financial Corp.
                   6.250%                              17,651,150
     300,000       Chubb Corp.
                   7.000%                               8,475,000
     650,000       Genworth Financial, Inc.
                   6.000%                              19,032,000
     650,000       Lehman Brothers Holdings,
                   Inc.
                   6.250%                              16,295,500
     220,000       National Australia Bank, Ltd.
                   7.875%                               7,876,000
      35,000       State Street Corp.
                   6.750%                               7,257,250
                                                  ---------------
                                                       76,586,900
                                                  ---------------
                   HEALTH CARE (2.2%)
     635,000       Baxter International, Inc.(c)
                   7.000%                              32,651,700
     314,000       Schering-Plough Corp.(f)
                   6.000%                              16,108,200
                                                  ---------------
                                                       48,759,900
                                                  ---------------
                   INDUSTRIALS (0.3%)
      80,000       Cummins, Inc.
                   7.000%                               6,140,000
                                                  ---------------
                   INFORMATION TECHNOLOGY (1.5%)
     255,000       Xerox Corp.
                   6.250%                              33,703,350
                                                  ---------------
                   TELECOMMUNICATION SERVICES (0.4%)
     170,000       ALLTEL Corp.
                   7.750%                               8,619,000
                                                  ---------------

               See accompanying Notes to Schedule of Investments.              9

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   UTILITIES (0.5%)
     150,000       Southern Union Company
                   5.750%                         $    10,065,750
                                                  ---------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $282,194,158)                275,797,050
                                                  ===============
COMMON STOCKS (70.8%)
                   CONSUMER DISCRETIONARY (4.4%)
   2,000,000 AUD   APN News & Media, Ltd.               7,137,512
     577,000       General Motors Corp.(c)             22,243,350
     425,000       Genuine Parts Company(c)            16,953,250
     731,000       May Department Stores
                   Company(c)                          19,049,860
     490,000       Maytag Corp.(c)                      8,526,000
     980,000       Saks, Inc.(c)                       11,975,600
     300,000       Sears Roebuck & Company(c)          10,500,000
                                                  ---------------
                                                       96,385,572
                                                  ---------------
                   CONSUMER STAPLES (5.5%)
     320,000       Altria Group, Inc.                  15,507,200
     644,000       Gillette Company                    26,713,120
     410,000       Kimberly-Clark Corp.                24,464,700
     482,000       Procter & Gamble Company            24,668,760
     951,000       Sara Lee Corp.                      22,139,280
     263,000       Supervalu, Inc.(c)                   7,755,870
                                                  ---------------
                                                      121,248,930
                                                  ---------------
                   ENERGY (5.3%)
   1,040,000       Chevrontexaco Corp.                 55,182,400
     366,000       Conocophillips                      30,857,460
      36,000 EUR   OMV, AG                              8,640,717
     395,000       PetroChina Company, Ltd.(c)         20,784,900
                                                  ---------------
                                                      115,465,477
                                                  ---------------
                   FINANCIALS (20.0%)
     732,900       Allstate Corp.                      35,245,161
     980,000       Bank Of America Corp.               43,894,200
   1,372,000       Citigroup, Inc.                     60,875,640
     477,000       Federal National Mortgage
                   Association                         33,461,550
     220,000       Fidelity National Corp.              8,302,800
     803,700       General Growth Properties,
                   Inc.                                26,514,063
     191,000       Independence Community Bank
                   Corp.                                7,187,330
     176,000       Jefferson-Pilot Corp.                8,499,040
     449,600       Mills Corp.                         24,930,320
     439,000       Morgan Stanley                      22,428,510

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
   1,395,100       New York Community Bancorp,
                   Inc.                           $    25,614,036
     118,900       UnionBanCal Corp.                    7,223,175
     855,000       Wachovia Corp.                      42,074,550
   2,428,000       Washington Mutual, Inc.             93,987,880
                                                  ---------------
                                                      440,238,255
                                                  ---------------
                   HEALTH CARE (11.4%)
   4,146,000       Bristol-Myers Squibb
                   Company(c)                          97,140,780
   1,155,000       Johnson & Johnson                   67,428,900
   1,755,000       Merck & Company, Inc.               54,949,050
   1,082,000       Pfizer, Inc.                        31,323,900
                                                  ---------------
                                                      250,842,630
                                                  ---------------
                   INDUSTRIALS (9.1%)
     308,000       3M Company                          23,891,560
     315,000       Caterpillar, Inc.                   25,370,100
     439,000       Eaton Corp.                         28,074,050
     410,000       Emerson Electric Company            26,260,500
     819,000       General Electric Company            27,944,280
     724,000       Rockwell Automation, Inc.(c)        30,183,560
   1,346,000       Waste Management, Inc.              38,334,080
                                                  ---------------
                                                      200,058,130
                                                  ---------------
                   INFORMATION TECHNOLOGY (5.4%)
   1,382,000       Intel Corp.                         30,763,320
     410,000       International Business
                   Machines Corp.                      36,797,500
   1,228,000       QUALCOMM, Inc.                      51,342,680
                                                  ---------------
                                                      118,903,500
                                                  ---------------
                   MATERIALS (1.3%)
      44,000 CHF   Givaudan, SA                        27,455,152
                                                  ---------------
                   TELECOMMUNICATION SERVICES (8.4%)
   1,850,000       Bellsouth Corp.                     49,339,500
     950,000       MCI, Inc.                           16,387,500
   3,071,000       SBC Communications, Inc.            77,573,460
   1,039,000       Verizon Communications, Inc.        40,624,900
                                                  ---------------
                                                      183,925,360
                                                  ---------------
                   TOTAL COMMON STOCKS
                   (Cost $1,577,949,776)            1,554,523,006
                                                  ===============

WARRANTS (0.0%)
                   FINANCIALS (0.0%)
      80,370       General Growth Properties,
                   Inc.                                    85,192
                                                  ---------------
                   TOTAL WARRANTS
                   (Cost $0)                               85,192
                                                  ===============

 10            See accompanying Notes to Schedule of Investments.

                          STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS OCTOBER 31, 2004

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (1.8%)
$ 25,000,000       Citigroup, Inc.
                   Commercial Paper
                   1.650%, 11/01/04               $    25,000,000
  15,507,000       Exxon Mobil Corporation
                   Commercial Paper
                   1.650%, 11/01/04                    15,507,000
                                                  ---------------
                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $40,507,000)                  40,507,000
                                                  ===============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.9%)
 371,513,731       Bank of New York
                   Institutional Cash Reserve
                   Fund(d)
                   current rate 1.865%                371,513,731
                                                  ---------------
                   TOTAL INVESTMENT OF CASH
                   COLLATERAL FOR SECURITIES ON
                   LOAN
                   (Cost $371,513,731)                371,513,731
                                                  ===============
TOTAL INVESTMENTS (165.9%)
(Cost $3,631,196,742)                               3,648,179,259
                                                  ===============

 NUMBER OF
 CONTRACTS                                             VALUE
-----------------------------------------------------------------

WRITTEN OPTIONS (-0.0%)
                   HEALTH CARE (-0.0%)
     (6,900)       Schering-Plough Corp.(b)
                   Call, 01/21/05, Strike $17.50  $      (862,500)
                                                  ---------------
                   TOTAL WRITTEN OPTIONS
                   (Proceeds $1,127,898)                 (862,500)
                                                  ---------------
LIABILITIES, LESS OTHER ASSETS (-16.8%)              (367,742,912)
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
  DIVIDENDS PAYABLE (-49.1%)
                                                   (1,080,344,632)
                                                  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  (100.0%)                                        $ 2,199,229,215
                                                  ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g., a sale to another QIB), or the security must be registered for public sale. At October 31, 2004, the market value of 144A securities that cannot currently be exchanged to the registered form is $251,584,012 or 11.4% of net assets applicable to common shareholders of the Fund.
(b) Non-income producing security.
(c) Security, or portion of security, is on loan.
(d) Security is purchased with the cash collateral from securities loaned.
(e) Variable rate security. Coupon changes periodically. Stated rate in effect at October 31, 2004.
(f) Security, or portion of security, is being held as collateral for written options.

FOREIGN CURRENCY ABBREVIATIONS
AUD: Australian Dollar
CHF: Swiss Franc
EUR: European Monetary Unit
GBP: British Pound Sterling

                See accompanying Notes to Financial Statements.               11

                      STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2004

------------------------------------------------------------------------------
ASSETS
Investments, at value* (cost $3,631,196,742)                    $3,648,179,259
Cash with custodian (interest bearing)                                 712,014
Restricted cash for open options (interest bearing)                    150,000
Receivable for investments sold                                        463,500
Accrued interest and dividends receivable                           36,690,123
Prepaid expenses                                                        52,796
Other assets                                                             4,762
                                                                --------------
   Total assets                                                  3,686,252,454
                                                                --------------
LIABILITIES
Options written, at value (premium $1,127,898)                         862,500
Unrealized depreciation on interest rate swaps                      10,450,028
Payable upon return of securities loaned                           371,513,731
Payable for investments purchased                                   16,843,000
Payable for income distribution                                      3,761,021
Payable for offering and organizational fees                           105,425
Payable to investment advisor                                        2,758,324
Payable to financial accountant                                         32,304
Payable for deferred compensation to Trustees                            4,762
Other accounts payable and accrued liabilities                         347,512
                                                                --------------
   Total liabilities                                               406,678,607
                                                                --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 43,200
  shares, including dividends payable                            1,080,344,632
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $2,199,229,215
                                                                ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized,
  154,514,000 shares issued and outstanding                     $2,200,733,859
Undistributed net investment income (loss)                           6,048,858
Accumulated net realized gain (loss) on investments, written options, foreign currency transactions and interest rate
  swaps                                                            (14,405,838)
Net unrealized appreciation (depreciation) on investments,
  written options, foreign currency translations and
  interest rate swaps                                                6,852,336
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $2,199,229,215
                                                                ==============
Net asset value per common share based on 154,514,000 shares
  issued and outstanding                                        $        14.23
                                                                ==============

* Includes $363,839,184 of securities loaned.

 12             See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2004*

----------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                        $ 60,377,865
Dividends (net of foreign taxes withheld of $127,410)             39,064,510
Securities lending income                                            382,267
                                                                ------------
   Total investment income                                        99,824,642
                                                                ------------
EXPENSES
Investment advisory fees                                          17,903,542
Financial accounting fees                                            206,060
Auction agent and rating agencies fees                             1,340,242
Accounting fees                                                      403,161
Printing and mailing fees                                            225,398
Custodian fees                                                       145,113
Registration fees                                                     74,032
Audit and legal fees                                                  61,531
Organization fees                                                     46,729
Transfer agent fees                                                   15,699
Trustees' fees                                                         9,525
Other                                                                 16,586
                                                                ------------
   Total expenses                                                 20,447,618
                                                                ------------
NET INVESTMENT INCOME (LOSS)                                      79,377,024
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  WRITTEN OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS
Net realized gain (loss) from:
   Investments                                                   (11,274,845)
   Written options                                                   123,996
   Foreign currency transactions                                      72,402
   Interest rate swaps                                           (10,198,515)
Change in net unrealized appreciation/depreciation on:
   Investments                                                    16,982,517
   Written options                                                   265,398
   Foreign currency translations                                      54,449
   Interest rate swaps                                           (10,450,028)
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  WRITTEN OPTIONS, FOREIGN CURRENCY AND INTEREST RATE SWAPS      (14,424,626)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      64,952,398
                                                                ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                             (8,528,292)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $ 56,424,106
                                                                ============

* The Fund commenced operations on March 26, 2004.

                See accompanying Notes to Financial Statements.               13

                              STATEMENT OF CHANGES
                                 IN NET ASSETS

FOR THE PERIOD ENDED OCTOBER 31, 2004*

------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                    $   79,377,024
Net realized gain (loss) from investments, options, foreign
  currency transactions and interest rate swaps                    (21,276,962)
Change in net unrealized appreciation/depreciation on
  investments, options, foreign currency translations and
  interest rate swaps                                                6,852,336
Dividends to preferred shareholders from net investment
  income                                                            (8,528,292)
                                                                --------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                            56,424,106
                                                                --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                              (57,942,750)
                                                                --------------
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                   2,213,412,630
Offering costs on common shares                                     (1,329,771)
Offering costs on preferred shares                                 (11,335,000)
                                                                --------------
Net increase (decrease) in net assets from capital stock
  transactions                                                   2,200,747,859
                                                                --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS                                                   2,199,229,215
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period*                                                        --
End of period                                                   $2,199,229,215
                                                                ==============
Undistributed net investment income (loss)                      $    6,048,858

* The Fund commenced operations on March 26, 2004.

 14             See accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures or guidelines approved by the Board of Trustees or a committee approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, may be significantly affected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee approved by the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

                         NOTES TO FINANCIAL STATEMENTS

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 1.00% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of total liabilities (other than debt representing financial leverage).

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the managed assets of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund). Effective November 1, 2004 the managed assets of Calamos Convertible Opportunities and Income Fund will be included in combined assets. Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds will pay their pro rata share of the financial accounting service fee payable to Calamos Advisors based on relative assets of each Fund.

                         NOTES TO FINANCIAL STATEMENTS

Certain officers and trustees of the Fund are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Fund. The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $4,762 are included in "Other Assets" on the Statement of Assets and Liabilities at October 31, 2004. The Fund's obligation to make payments under the Plan is a general obligation of the Fund.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligations for the period ended October 31, 2004 were as follows.

Purchases                                                       $3,521,965,126
Proceeds from sales                                                289,499,881

The following information is presented on an income tax basis as of October 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for Federal income tax purposes at October 31, 2004 was as follows:

Cost basis of investments                                       $3,637,224,291
                                                                --------------
Gross unrealized appreciation                                      151,029,186
Gross unrealized depreciation                                     (140,074,218)
                                                                --------------
Net unrealized appreciation (depreciation)                      $   10,954,968
                                                                ==============

NOTE 4 - INCOME TAXES
No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.

For the year ended October 31, 2004, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                 $   (14,000)
Undistributed net investment income (loss)                       (6,857,124)
Accumulated net realized gain (loss) on investments, written options, foreign currency transactions and interest rate
  swaps                                                           6,871,124

                         NOTES TO FINANCIAL STATEMENTS

Distributions during the fiscal period ended October 31, 2004 were characterized for income tax purposes as follows:

                                                                    2004*
------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
 Ordinary income                                                $   62,365,389
 Long-term capital gain                                                     --

* The Fund commenced operations on March 26, 2004.

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                   $   11,360,755
Undistributed capital gains                                                 --
                                                                --------------
Total undistributed earnings                                        11,360,755
Accumulated capital and other losses                               (10,297,008)
Unrealized gains/(losses)                                            1,560,175
                                                                --------------
Total accumulated earnings/(losses)                                  2,623,922
Other                                                               (4,128,566)
Paid-in capital                                                  2,200,733,859
                                                                ==============
                                                                $2,199,229,215
                                                                ==============

The Fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes.

As of October 31, 2004, the Fund had capital loss carryforwards of $10,297,008 which, if not used, will expire in 2012.

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 154,514,000 shares outstanding at October 31, 2004.

Calamos Advisors LLC owned 14,390 of the outstanding shares. Transactions in common shares were as follows:

                                                                  PERIOD ENDED
                                                                OCTOBER 31, 2004*
---------------------------------------------------------------------------------
Beginning shares                                                            --
Shares sold                                                        154,514,000
Shares issued through reinvestment of distributions                         --
                                                                   -----------
Ending shares                                                      154,514,000
                                                                   -----------

* The Fund commenced operations on March 26, 2004.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain (loss), if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2004.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may create a "synthetic" convertible security by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by
 18

                         NOTES TO FINANCIAL STATEMENTS

investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In creating a synthetic security, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 8 - OPTIONS TRANSACTIONS

The Fund may engage in options transactions and in doing so achieve the similar objectives to what they would achieve through the sale or purchase of individual securities. Transactions in options written during the period ended October 31, 2004 were as follows:

                                                                NUMBER OF     PREMIUMS
                                                                CONTRACTS     RECEIVED
---------------------------------------------------------------------------------------
Options written                                                   8,900      $1,313,894
Options closed                                                   (2,000)       (185,996)
                                                                 ------      ----------
Options outstanding at October 31, 2004                           6,900      $1,127,898
                                                                 ======      ==========

NOTE 9 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of
B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.08% to 2.01% for the period ended October 31, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 10 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline

                         NOTES TO FINANCIAL STATEMENTS

in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Details of the swap agreements outstanding as of October 31, 2004 were as follows:

                                                                                                                     UNREALIZED
                                                    TERMINATION       NOTIONAL                      FLOATING        APPRECIATION
                  COUNTERPARTY                          DATE        AMOUNT (000)    FIXED RATE        RATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA                                         June 4, 2006      $150,000        3.04%       1 month LIBOR     $   (893,779)
Citibank NA                                         June 4, 2007       150,000        3.61%       1 month LIBOR       (2,353,600)
Citibank NA                                         June 4, 2008       200,000        4.34%       1 month LIBOR       (7,202,649)
                                                                                                                    ------------
                                                                                                                    $(10,450,028)
                                                    ============      ========        =====       =============     ============

NOTE 11 - SECURITIES LENDING

During the period ended October 31, 2004, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager and security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2004, the Fund had securities valued at $363,839,184 that were on loan to broker-dealers and banks and $371,513,731 in cash equivalent collateral.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                March 26, 2004*
                                                                    through
                                                                October 31, 2004
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $    14.32(a)
                                                                   ----------
Income from investment operations:
 Net investment income (loss)                                            0.51
 Net realized and unrealized gain (loss) from investments,
  options, foreign currency and interest rate swaps                     (0.09)
Dividends to preferred shareholders from:
 Net investment income (common share equivalent basis)                  (0.06)
                                                                   ----------
  Total from investment operations                                       0.36
--------------------------------------------------------------------------------
Less dividends to common shareholders from:
 Net investment income                                                  (0.37)
Capital charge resulting from issuance of common and
 preferred shares                                                       (0.08)
                                                                   ----------
--------------------------------------------------------------------------------
Net asset value, end of period                                     $    14.23
                                                                   ==========
Market value, end of period                                        $    13.34
--------------------------------------------------------------------------------
Total investment return based on(b):
 Net asset value                                                         2.10%
 Market value                                                           (8.59)%
--------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets applicable common shareholders, end of period
 (000's omitted)                                                   $2,199,229
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                           $1,080,000
Ratios to average net assets applicable to common
 shareholders:
 Net expenses(c)(e)                                                      1.61%
 Net investment income (loss)(c)(e)                                      6.27%
 Preferred share dividends(c)                                            0.67%
 Net investment income (loss), net of preferred share
  dividends(c)                                                           5.59%
Portfolio turnover rate                                                    11%
Average commission rate paid                                       $    .0197
Asset coverage per preferred share, at end of period(d)            $   75,916
--------------------------------------------------------------------------------

*   Commencement of operations.
(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.
(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.
(c) Annualized.
(d) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.
(e) Does not reflect the effect of dividend payments to preferred shareholders.

                        REPORT OF INDEPENDENT REGISTERED

                             PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Strategic Total Return Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Strategic Total Return Fund (the "Fund") as of October 31, 2004, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from March 26, 2004 (commencement of operations) through October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 26, 2004 (commencement of operations) through October 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
December 21, 2004

                                TAX INFORMATION

                                  (UNAUDITED)

TAX INFORMATION. We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates $30,425,186, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2004.

Under Section 854(b)(2) of the Code, the Fund hereby designates 38.85% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2004.

                              TRUSTEES & OFFICERS

The management of the Fund, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2004 each trustee's position(s) with the Fund, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Fund.

                                   POSITION(S) HELD WITH FUND   NUMBER OF PORTFOLIOS IN
NAME AND AGE AT                    AND DATE FIRST ELECTED OR        FUND COMPLEX(+)
OCTOBER 31, 2004                      APPOINTED TO OFFICE         OVERSEEN BY TRUSTEE
---------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF FUND:
John P. Calamos, Sr., 64*          Trustee and President                  12
                                   (since 2004)
Nick P. Calamos, 42*               Trustee and Vice President             12
                                   (since 2004)
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF FUND:
Joe F. Hanauer, 67                 Trustee (since 2004)                   12
Weston W. Marsh, 54                Trustee (since 2004)                   12
John E. Neal, 54                   Trustee (since 2004)                   12
William R. Rybak, 53               Trustee (since 2004)                   12
Stephen B. Timbers, 60             Trustee (since 2004)                   12


NAME AND AGE AT                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OCTOBER 31, 2004                        AND OTHER DIRECTORSHIPS HELD
-------------------------------  -------------------------------------------
TRUSTEES WHO ARE INTERESTED PER
John P. Calamos, Sr., 64*        President and CEO, Calamos Asset
                                 Management, Inc. ("CAM"), Calamos Holdings
                                 LLC ("CHLLC"), Calamos Advisors LLC and its
                                 predecessor ("Calamos Advisors"), and
                                 Calamos Financial Services LLC and its
                                 predecessor ("CFS"); Director, CAM
Nick P. Calamos, 42*             Senior Executive Vice President, CAM,
                                 CHLLC, Calamos Advisors, and CFS; Director,
                                 CAM
TRUSTEES WHO ARE NOT INTERESTED
Joe F. Hanauer, 67               Private Investor; Director, MAF Bancorp
                                 (banking), Chairman and Director,
                                 Homestore.com, Inc., (Internet provider of
                                 real estate information and products);
                                 Director, Combined Investments, L.P.
                                 (investment management)
Weston W. Marsh, 54              Partner, Freeborn & Peters (law firm)
John E. Neal, 54                 Private Investor; Managing Director, Bank
                                 One Capital Markets, Inc. (investment
                                 banking) (June 2004); Executive Vice
                                 President and Head of Real Estate
                                 Department, Bank One (1998-2000); Director,
                                 The Brickman Group, Ltd. (landscaping
                                 company)
William R. Rybak, 53             Private investor; formerly Executive Vice
                                 President and CFO, Van Kampen Investments,
                                 Inc. (investment management) prior thereto;
                                 Director, Private Bancorp, Inc.
Stephen B. Timbers, 60           Private investor; formerly Vice Chairman,
                                 Northern Trust Corporation (bank holding
                                 company); President and Chief Executive
                                 Officer, Northern Trust Global Investments,
                                 N.A. (investment management); formerly
                                 President, Northern Trust Global
                                 Investments, a division of Northern Trust
                                 Corporation, and Executive Vice President,
                                 The Northern Trust Corporation; Trustee,
                                 Northern Mutual Fund Complex** (registered
                                 investment companies)

* John P. Calamos and Nick P. Calamos are trustees who are "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.
**  Overseeing 53 portfolios in fund complex.
(+) The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund and CALAMOS Strategic Total Return Fund.

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Fund, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of October 31, 2004 each other officer's name, position with the Fund, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Fund. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE AT             POSITION(S) HELD WITH FUND AND DATE FIRST
OCTOBER 31, 2004                 ELECTED OR APPOINTED TO OFFICE
----------------          ---------------------------------------------
Nimish S. Bhatt, 41       Treasurer (since 2004)
Patrick H. Dudasik, 49    Vice President (since 2004)
James S. Hamman, Jr., 34  Secretary (since 2004)
Michael Ciotola, 36       Assistant Treasurer (since 2004)
Ian J. McPheron, 33       Assistant Secretary (since 2004)

NAME AND AGE AT                 PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
OCTOBER 31, 2004                          AND OTHER DIRECTORSHIPS HELD
----------------          ------------------------------------------------------------
Nimish S. Bhatt, 41       Senior Vice President and Director of Operations, CAM,
                          CHLLC, Calamos Advisors and CFS (since 2004); Senior Vice
                          President, Alternative Investments and Tax Services of
                          BISYS, prior thereto
Patrick H. Dudasik, 49    Executive Vice President, Chief Financial Officer and
                          Administrative Officer, and Treasurer of CAM and CHLLC
                          (since 2004), Calamos Advisors and CFS (since 2001); Chief
                          Financial Officer, David Gomez and Assoc., Inc. (1998-2001);
                          and Chief Financial Officer, Scudder Kemper Investments,
                          Inc., prior thereto
James S. Hamman, Jr., 34  Executive Vice President, Secretary, and General Counsel,
                          CAM and CHLLC (since 2004), Calamos Advisors and CFS (since
                          1998)
Michael Ciotola, 36       Manager of Mutual Fund Operations, Calamos Advisors (since
                          2004); Director of Financial Services, BISYS Fund Services,
                          Inc. (2003-2004); Various positions within BISYS (prior
                          thereto)
Ian J. McPheron, 33       Associate Counsel, Calamos Advisors and CFS (since 2004);
                          Associate Counsel and Director of Compliance, Calamos
                          Advisors and CFS (2002-2004); Associate, Gardner, Carton &
                          Douglas (law firm) (2002); Vice President, Associate General
                          Counsel and Assistant Secretary, Van Kampen Investments,
                          Inc. (2000-2002); Associate, Wildman, Harrold, Allen & Dixon
                          (law firm) (1997-2000)

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ADVISORS LLC
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    FUND ACCOUNTING AGENT/ADMINISTRATOR
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02111

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, New York 10286
    800.524.4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC

    Chicago, IL

A description of the CALAMOS Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the CALAMOS website at www.calamos.com, or by writing CALAMOS at: CALAMOS Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Fund's proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing CALAMOS Investments and by visiting the SEC website at http://www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing CALAMOS Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS STRATEGIC TOTAL RETURN FUND

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Fund. The views expressed in this report reflect those of CALAMOS ADVISORS LLC only through October 31, 2004. The manager's views are subject to change at any time based on market and other conditions.

[RECYCLED LOGO]                                                       1946 10/04

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has two audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $0 and $34,500 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $0 and $49,917 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $0 and $4,667 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $0 and $2,500 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $0 and $7,167 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $75,500 and $58,000 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak and Stephen B. Timbers.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors, LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8.  PURCHASES OF EQUITY SECURITIES

                   REGISTRANT PURCHASES OF EQUITY SECURITIES




----------------------- --------------------- -------------------- --------------------- --------------------
PERIOD                  (a) TOTAL NUMBER OF   (b)AVERAGE PRICE     (c) TOTAL NUMBER OF   (d) MAXIMUM NUMBER
                        SHARES (OR            PAID PER SHARE (OR   SHARES (OR UNITS)     (OR APPROXIMATE
                        UNITS)PURCHASED       UNIT)                PURCHASED AS PART     DOLLAR VALUE) OF
                                                                   OF PUBLICLY           SHARES (OR UNITS)
                                                                   ANNOUNCED PLANS OR    THAT MAY YET BE
                                                                   PROGRAMS              PURCHASED UNDER
                                                                                         THE PLANS OR
                                                                                         PROGRAMS
----------------------- --------------------- -------------------- --------------------- --------------------
MAY 1-MAY 30, 2004      21,000*               $12.49               N/A                   N/A
----------------------- --------------------- -------------------- --------------------- --------------------


* Shares acquired on the open market.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 10.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Description of Proxy Voting Policies and Procedures

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: